Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MASSACHUSETTS INVESTORS TRUST
Entity Central Index Key	0000063091
Document Period End Date	Jun. 30, 2024
C000002037 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class A
Trading Symbol	MITTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 6,904,368,016
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%

C000002042 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class B
Trading Symbol	MITBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$77	1.45%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%
Net Assets	$ 6,904,368,016
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%

C000002043 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class C
Trading Symbol	MITCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$77	1.45%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%
Net Assets	$ 6,904,368,016
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%

C000002044 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class I
Trading Symbol	MITIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 6,904,368,016
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%

C000002046 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R1
Trading Symbol	MITGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$77	1.45%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%
Net Assets	$ 6,904,368,016
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%

C000002048 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R2
Trading Symbol	MIRTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 6,904,368,016
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%

C000002049 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R3
Trading Symbol	MITHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 6,904,368,016
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%

C000002038 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R4
Trading Symbol	MITDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 6,904,368,016
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%

C000113374 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R6
Trading Symbol	MITJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
Net Assets	$ 6,904,368,016
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	6,904,368,016	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%